Note 19 - Other Charges - Other Charges Included in Consolidated Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Acquisition-related costs	$ 3,778	$ 3,471	$ 3,019
Restructuring plans	20	523	436
	$ 3,798	$ 3,994	$ 3,455